Expense Example - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO International Index Fund - Fidelity ZERO International Index Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none